6. Members' Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Membre Capital [Abstract]
Members' Capital
Class	March 31, 2015	December 31, 2014
B Preferred Units	$1,000	$1,000
A Common Units	1,999	2,057

Members’ Capital	$2,999	$3,057

Class	December 31, 2014	December 31, 2013
B Preferred Units	$1,000	$–
A Common Units	2,057	1,904

Members’ Capital	$3,057	$1,904